Equity Method Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Summary of Equity Accounted Investees

			Ownership Percentage			Carrying Value
	Principal		December 31,	December 31,		December 31,		December 31,
Investee	Activity	Place of Incorporation	2021	2020		2021		2020
Heineken (1) (2)	Beverages	The Netherlands	14.8%	14.8%	Ps.	96,349	Ps.	87,291
Coca-Cola FEMSA:
Joint ventures:
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		183		181
Fountain Agua Mineral, L.T.D.A.	Beverages	Brazil	50.0%	50.0%		699		720
Planta Nueva Ecología De Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	-%		18		-
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar production	Mexico	36.4%	36.4%		3,348		3,335
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)	Canned bottling	Mexico	26.5%	26.5%		178		192
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		102		121
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	28.8%	28.8%		2,128		1,945
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	24.7%	24.7%		404		446
TROP Frutas do Brasil S.A. (“TROP”)	Beverages	Brazil	23.6%	23.6%		55		359
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%		263		207
Other investments of Coca-Cola FEMSA’s companies	Various	Various	Various	Various		116		117
FEMSA Comercio:
Raizen Conveniências	Proximity	Brazil	50.0%	50.0%		2,567		2,763
Other investments (1) (3)	Various	Various	Various	Various		889		593
					Ps.	107,299	Ps.	98,270
(1)	Associate.
(2)	As of December 31, 2021 and 2020 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represents an economic interest of 14.76% in Heineken Group. The Company has significant influence, mainly, because it participates in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V.; and for the material transactions between the Company and Heineken Group.
(3)	Joint ventures.

Summarized Financial Information in Respect of Associate Accounted for Under Equity Method

	December 31, 2021				December 31, 2020
Amounts in millions	Peso		Euro		Peso		Euro
Total current assets	Ps.	222,653	€.	9,578	Ps.	221,182	€.	9,020
Total non-current assets		912,929		39,272		824,210		33,612
Total current liabilities		281,141		12,094		266,497		10,868
Total non-current liabilities		396,489		17,056		425,984		17,372
Total equity		457,952		19,700		352,911		14,392
Equity attributable to equity holders		403,463		17,356		328,393		13,392
Total revenue and other income	Ps.	555,269	€.	23,462	Ps.	479,996	€.	19,771
Total cost and expenses		449,171		18,979		461,108		18,993
Net income (loss)	Ps.	83,662	€.	3,535	Ps.	(2,136)	€.	(88)
Net income (loss) attributable to equity holders		78,668		3,324		(4,953)		(204)
Other comprehensive income (loss)		31,713		1,340		(48,944)		(2,016)
Total comprehensive income (loss)	Ps.	115,375	€.	4,875	Ps.	(51,080)	€.	(2,104)
Total comprehensive income (loss) attributable to equity holders		107,968		4,562		(51,639)		(2,127)

Reconciliation from Equity of Associate to Investment of Company

	December 31, 2021				December 31, 2020
Amounts in millions	Peso		Euro		Peso		Euro
Equity attributable to equity holders of Heineken	Ps.	403,463	€.	17,356	Ps.	328,393	€.	13,392
Economic ownership percentage		14.76%		14.76%		14.76%		14.76%
Investment in Heineken investment exclusive of goodwill and other adjustments	Ps.	59,534	€.	2,561	Ps.	48,471	€.	1,976
Effects of fair value determined by purchase price allocation		16,342		703		17,226		703
Goodwill		20,473		881		21,594		881
Heineken investment	Ps.	96,349	€.	4,145	Ps.	87,291	€.	3,560

Schedule of Company's Share of Other Comprehensive Income from Equity Investees, Net of Taxes

	2021		2020		2019
Items that may be reclassified to consolidated net income, net of taxes:
Valuation of the effective portion of derivative financial instruments	Ps.	32	Ps.	(14)	Ps.	—
Exchange differences on translating foreign operations		2,893		(5,934)		1,058
Total	Ps.	2,925	Ps.	(5,948)	Ps.	1,058
Items that may not be reclassified to consolidated net income in subsequent periods, net of taxes:
Remeasurements of the net defined benefit liability	Ps.	590	Ps.	(111)	Ps.	(389)